RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

12   RELATED PARTY TRANSACTIONS

The following is a list of related parties which the Company has major transactions with:

(1)	Chuanbang Business Consulting (Beijing) Co., Ltd. (“Chuanbang”), a company wholly owned by Mr. Shaoyun Han (“Mr. Han”), the founder, chairman of our board of directors and former chief executive officer of the Company.
(2)	Xi’an Beilin District Bolton vocational skill training school (“Bolton School”), a company controlled by Mr. Han’s brother-in-law.
(3)	Ningxia Tarena Technology Co., Ltd (“Ningxia Company”), a company wholly owned by Ms.Han Liping, a sister of Mr. Han.
(4)	Beijing Huimoer Technology Co., Ltd (“Beijing Huimoer”), a company provides IT consulting services and programming, which is 20% owned by the Company since January 2018.

12   RELATED PARTY TRANSACTIONS (CONTINUED)

(5)	Ms. Han Lijuan, a sister of Mr. Han.

The Company mainly had the following balances and transactions with related parties:

Related party balances

		December 31,
		2020	2021
		RMB	RMB
Amounts due from related parties
Ningxia Company	(i)	204	202
Others		101	637
Total		305	839

Notes:

(i)	The balance resulted from the franchise service income.

12   RELATED PARTY TRANSACTIONS (CONTINUED)

Related party transactions

The major related party transactions for the years ended December 31, 2019, 2020 and 2021 are summarized as follows:

		Year Ended December 31,
		2019	2020	2021
		RMB	RMB	RMB
Cash collection service expense to Chuanbang	(a)	790	79	39
Franchise income from Bolton School		1,379	518	462
Franchise, training and consulting service income from Ningxia Company		143	(11)	—
Training service expense to Bolton School		1,112	305	811
Technical consulting service expenses and labor expenses to Beijing Huimoer		1,333	148	—
Interest income from loan to Ms. Han Lijuan		325	81	—

Notes:

(a)	Pursuant to an agreement between Chuanbang and the Company, beginning August 2013, Chuanbang provides cash collection service on the Company’s accounts receivable. The fee for the service is calculated based on 2%~20% of the amount collected.